Stockholders' Equity (Details) - Convertible Notes Payable [Member] - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
Debt amount converted	$ 18,904	$ 145,506	$ 245,190	$ 265,485
Number of shares issued upon conversion of debt	343,709	1,280,650	3,857,614	1,259,188
February 13, 2017 [Member]
Debt amount converted		$ 16,619	$ 16,619
Number of shares issued upon conversion of debt		151,085	151,085
February 22, 2017 [Member]
Debt amount converted		$ 25,066	$ 25,066
Number of shares issued upon conversion of debt		227,870	227,870
March 6, 2017 [Member]
Debt amount converted		$ 23,629	$ 23,629
Number of shares issued upon conversion of debt		214,807	214,807
March 21, 2017 [Member]
Debt amount converted		$ 12,784	$ 12,784
Number of shares issued upon conversion of debt		102,168	102,168
March 30, 2017 [Member]
Debt amount converted		$ 21,346	$ 21,346
Number of shares issued upon conversion of debt		170,595	170,595
April 7, 2017 [Member]
Debt amount converted		$ 10,690	$ 10,690
Number of shares issued upon conversion of debt		92,558	92,558
April 20, 2017 [Member]
Debt amount converted		$ 35,372	$ 35,372
Number of shares issued upon conversion of debt		321,567	321,567
May 30, 2017 [Member]
Debt amount converted			$ 650
Number of shares issued upon conversion of debt			65,000
June 2, 2017 [Member]
Debt amount converted			$ 10,079
Number of shares issued upon conversion of debt			160,748
June 2, 2017 [Member]
Debt amount converted			$ 650
Number of shares issued upon conversion of debt			65,000
June 13, 2017 [Member]
Debt amount converted			$ 11,113
Number of shares issued upon conversion of debt			202,060
June 30, 2017 [Member]
Debt amount converted			$ 10,140
Number of shares issued upon conversion of debt			290,344
July 12, 2017 [Member]
Debt amount converted			$ 10,167
Number of shares issued upon conversion of debt			308,078
July 25, 2017 [Member]
Debt amount converted			$ 13,254
Number of shares issued upon conversion of debt			401,624
August 8, 2017 [Member]
Debt amount converted			$ 11,000
Number of shares issued upon conversion of debt			340,858
January 9, 2018 [Member]
Debt amount converted			$ 22,576
Number of shares issued upon conversion of debt			612,670
March 17, 2016 [Member]
Debt amount converted				$ 5,001
Number of shares issued upon conversion of debt				8,268
March 30, 2016 [Member]
Debt amount converted				$ 10,031
Number of shares issued upon conversion of debt				16,887
April 6, 2016 [Member]
Debt amount converted				$ 850
Number of shares issued upon conversion of debt				85,000
April 12, 2016 [Member]
Debt amount converted				$ 11,065
Number of shares issued upon conversion of debt				20,322
April 21, 2016 [Member]
Debt amount converted				$ 20,158
Number of shares issued upon conversion of debt				40,271
May 18, 2016 [Member]
Debt amount converted				$ 22,074
Number of shares issued upon conversion of debt				49,856
May 31, 2016 [Member]
Debt amount converted				$ 10,009
Number of shares issued upon conversion of debt				29,116
September 7, 2016 [Member]
Debt amount converted				$ 940
Number of shares issued upon conversion of debt				94,000
September 12, 2016 [Member]
Debt amount converted				$ 10,237
Number of shares issued upon conversion of debt				48,532
October 19, 2016 [Member]
Debt amount converted				$ 10,318
Number of shares issued upon conversion of debt				44,665
November 3, 2016 [Member]
Debt amount converted				$ 10,351
Number of shares issued upon conversion of debt				60,107
November 9, 2016 [Member]
Debt amount converted				$ 25,910
Number of shares issued upon conversion of debt				150,458
November 29, 2016 [Member]
Debt amount converted				$ 21,135
Number of shares issued upon conversion of debt				128,093
December 7, 2016 [Member]
Debt amount converted				$ 15,878
Number of shares issued upon conversion of debt				140,617
January 31, 2017 [Member]
Debt amount converted				$ 32,117
Number of shares issued upon conversion of debt				208,554
Auguast 22, 2016 [Member]
Debt amount converted				$ 49,205
Number of shares issued upon conversion of debt				98,410
Auguast 29, 2016 [Member]
Debt amount converted				$ 10,206
Number of shares issued upon conversion of debt				36,032
May 22, 2017 [Member]
Debt amount converted			$ 10,055
Number of shares issued upon conversion of debt			130,582
April 26, 2018 [Member]
Debt amount converted	$ 18,904
Number of shares issued upon conversion of debt	343,709